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                                                                     Sector
Defined Asset Funds(R)                                               2001 Series
                                                                     A











                              Internet Earnings
                              Portfolio


                                             The Internet
                                        and its technology have
                                        transformed our world,
                                        craving out new channels
                                        of communication,
                                        connection and opportunity.















                                                 [GRAPHIC OMITTED] Merrill Lynch


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The Internet has cane a great distance in just a few short years. The medium and its technology have transformed our world, carving out new channels of communication, connection and opportunity. Making investment decisions in this environment can challenge even experienced investors. Defined Asset Funds(r) 0ffers you a professional selection of Internet stocks with our...

                          Internet Earnings Portfolio

--------------------------------------------------------------------------------

The Internet: Today and Beyond

Many investors may wonder which Internet trends will dominate in the coming years. Although day-to-day market performance can vary widely, we believe investors may potentially benefit from:

o Universal Access - The ability to access any information, over any network, from any device.

o Internet Appliances - These include Internet-connected telephones, televisions, pagers, hand-held games, personal planners and other devices, as well as the software, hardware, content and service providers to support them.

o e-Commerce - Individuals and businesses purchase goods and services online.

The Sectors

Internet Equipment/Network firms are continuing to meet the demand for faster and better Internet connectivity and the technologies that support it. Computer makers will continue to refine their products to become more user-friendly and economical.

Internet Software will continue to be in demand as Internet Service Providers
(ISPs) continue to upgrade their services, new applications improve accessibility and companies outsource data-intensive operations.

Internet/Web Service Providers derive the bulk of their revenue from customers' monthly fees for Internet access and from online advertising fees.

e-Commerce/Business-to-Busines (B2B) transaction security will continue fast improve as people make purchases online.

The Portfolio

The Internet Earnings Portfolio seeks capital appreciation by investing in a variety of leading companies from the Internet sector of the technology industry. Portfolio stock come from companies with market capitalizations of over $1.4 billion and have positive earnings in their latest fiscal year. Of course, there can be no assurance of future earnings.

The Portfolio will hold its stocks for about a one year. At that time, you can choose to either redeem your investment, or roll your proceeds into the next Portfolio, if available at a reduced sales charge.


Past Performance of Prior Internet Portfolios

Past performance is no guarantee of future results.
                                                   Average Annual Total Returns
-----------------------------------------------------------------------------------
                                                                         NASDAQ
                                               Internet      S&P 500+    COMPOSITE+
Series                        Period           Portfolio*      Index     Index
-----------------------------------------------------------------------------------
Internet Portfolio 99A  9/2/99-11/13/00         105.11%         3.20%        7.24%
Internet Portfolio 99D  12/2/99-12/31/00++      -13.94         -4.77       -26.47


The chart above shows average annual total returns, which represent price changes plus reinvestment of income and principal distributions, divided by the initial public offering price, and reflect actual Portfolio expenses and maximum sales charges. Index performance does not reflect sales charges or expenses.

The S&P 500 Index is a capitalization-weighted index of 500 stocks selected for market size, liquidity and industry group representation (industrials, utilities, financials and transportation stocks). The NASDAQ COMPOSITE Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small Cap Stocks.




*       More recent series have experienced significant declines.
+ "S&P 500" is a registered trademark of The McGraw-Hill Companies, Inc. "NASDAQ COMPOSITE" is a registered service mark of The NASDAQ Stock Market, Inc.
++      Returns are as of latest quarter end.

                              A DEFINED P0RTF0LI0
--------------------------------------------------------------------------------
Company                                                               Symbol
--------------------------------------------------------------------------------
Internet Equipment/Networks

Broadcom Corporation                                                  BRCM
     This company is a leading developer of highly-integrated silicon solutions that enable broadband digital data transmission.

CEINA Corporation                                                     CIEN
     CIENA manufactures and sells optical networking equipment products for tele- and data-communications service providers worldwide. Its customers include Internet service providers, long-distance, competitive local exchange and wholesale carriers.

EMC Corporation                                                       EMC
     EMC designs, manufactures, markets and supports storage-related hardware, software and service products for the mainframe, open systems and network computer markets worldwide.

Extreme Networks, Inc.                                                EXTR
     This leading provider of broadband networking solutions for the Internet focuses on high-performance multi-layer capabilities based on Ethernet and IP technologies that are scaled to meet the demands of various networks.

Juniper Networks, Inc.                                                JNPR
     Juniper is a provider of infrastructure solutions to enable
     Internet and other telecommunications service providers to meet the demands resulting from the rapid growth of the Internet.

Network Appliance, Inc.                                               NTAP
     This company is a leading provider of network storage and data access solutions.

Nortel Networks Corporation++,||                                      NT
     Nortel is one of the top five telecommunications equipment makers in the world. Its Unified Networks solutions span mission-critical telephony and Internet protocol-optimized networks. Its main product lines are switching, enterprise, wireless and broadband networks.

Sun Microsystems, Inc.                                                SUNW
     Sun Microsystems is a world-wide supplier of high-performance workstations, servers and networking software.

Internat Software

Amdocs Limited||                                                      DOX
     Amdocs provides customer care and billing systems to major communications companies. These include local, long-distance, international, data, Internet, Voice Over Internet Protocol, cellular, personal communications services and world-wide paging.

Art Technology Group, Inc.                                            ARTG
     Offering an integrated suite of Internet customer relationship management and e-Commerce software applications, this company also provides related application development, integration and support services.

Check Point Software Technologies Limited||                           CHKP
     Check Point develops, markets and supports solutions for secure and reliable business-to-business communications over any Internet Protocol network.

Documentum, Inc.                                                      DCTM
     Documentum's Internet-scale content management solutions facilitate e-Business connections with customers, business partners and employees.

Internet Security Systems, Inc.                                       ISSX
     Internet Security Systems provides monitoring, detection and response software that protects the security and integrity of enterprise information systems. It also offers professional services that deliver comprehensive network and Internet security solutions.

Macromedia, Inc.                                                      MACR
     Macromedia develops, markets and supports software and services for Web publishing and Web learning. Its shockwave.com business designs, develops and markets aggregated content, products and services to provide and expand online entertainment on the Web.


Internet Software
--------------------------------------------------------------------------------
Company                                                               Symbol
--------------------------------------------------------------------------------
Mercury Interactive Corporation                                       MERQ
     Developing, marketing and supporting a comprehensive suite of automated software testing solutions, Mercury Interactive helps companies build better applications, from e-Business/Internet transaction systems to enterprise resource planning and other client/server applications.

Oracle Corporation                                                    ORCL
     Oracle is the world's largest vendor of database software and information management services. Its Oracle Exchange is an e-Business solution for corporate buyers and sellers of goods and services.

RSA Security, Inc.                                                    RSAS
     This leading provider of enterprise network, application and data security solutions and technologies helps customers from various industries conduct business securely, protect corporate information and facilitate business-to-business e-Commerce.

Siebel Systems, Inc.                                                  SEBL
     Siebel Systems designs, develops, markets and supports a leading
     Web- based application software product family. Its e-Commerce applications allow organizations to reduce the cast of ownership for their Siebel applications and extend their reach.

VERITAS Software Corporation                                          VRTS
     With over 60 of the world's leading servers and operating systems integrating its software, VERITAS is a leading enterprise-class application storage management software provider.

Internet/Web Service Providers

AOL Time Warner, Inc.                                                 AOL
     AOL Time Warner, formed by a merger between AOL and Time Warner, Inc., is the world's first Internet-powered media and communications company. It is engaged in interactive services, Web brands, Internet technologies, e-Commerce services, cable networks, publishing, music, filmed entertainment and cable and digital media.

TMP Worldwide, Inc.                                                   TMPW
     The online recruitment leader, this company's clients include more than 450 of the Fortune 500 companies. TMP has developed The Monster Board, Online Career Center, Be The Boss and MedSearch, which can be accessed via the Internet by people seeking employment.

VeriSign, Inc.                                                        VRSN
     VeriSign is the leading provider of digital certificates and the infrastructure needed to support them. The sole provider of domain name registry services, it is also a leading provider of secure online payment services.

e-Commerce/Business-to-Business (B2B)

Business Objects S.A.||                                               BOBJ
     Business Objects is the world's leading provider of integrated enterprise decision support tools (DSS), including query, reporting, online analytical processing, data mining and DSS administration for both client/server and Internet environments.

eBay, Inc.                                                            EBAY
     As the world's largest personal online trading community, eBay provides an efficient and entertaining auction format to buy and sell personal items.

i2 Technologies, Inc.                                                 ITWO
     i2 is a global provider of intelligent e-Business solutions that help enterprises optimize business processes both internally and among trading partners.

(ss)   This stock currently pays dividends.

|| This issuer is a foreign corporation; dividends, if any, may be subject to withholding taxes.


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Defining Your Risks

Please keep in mind the following factors when considering this investment. Your financial professional will be happy to answer any questions you may have.

o This Portfolio may be subject to significant price volatility and should be considered speculative. It generally is not appropriate for investors seeking capital preservation or current income.

o This Portfolio consists entirely of Internet stocks which may involve special risks. The Internet industry is subject to special risks, including intense competition and rapid obsolescence. It also contains foreign stocks.

o    There can be no assurance that this Portfolio well meet its objective.

Tax Efficiency

When seeking capital appreciation, managing tax liability on net capital gains can be vital to your overall return. By holding this Fund for more than one year, individuals may be eligible for favorable federal tax rates on net long-term capital gains (currently no more than 20%).

Generally, dividends and any net capital gains will be subject to tax each year, whether or not reinvested. However, on rollovers to future Portfolios, if available, certain investors may defer recognition of gains and losses for federal tax purposes on stocks that are transferred to the new Portfolio. Please consult your tax advisor concerning state and local taxation.

Defining Your Costs

You will pay an initial sales charge of about 1% the first time you buy. In addition, you'll pay a deferred sales charge of $15.00 per 1,000 units.

                                                          Maximum as a % of
Unitholder Fees                                          the Amount Invested
--------------------------------------------------------------------------------
Creation and Development Fee
(0.250 of net assets)                                            0.30%
Sales Charges                                                    2.50%
                                                                 ====
Total Maximum Sales Charges                                      2.80%
(including Creation and Development Fee)
--------------------------------------------------------------------------------

If you sell your units before termination, any remaining balance of your deferred sales charge will be deducted, along with the estimated costs of selling Portfolio securities, from the proceeds you receive. If you roll over to a successor Portfolio, if available, the initial sales charge on that Portfolio will be waived. You will only pay the deferred sales charge.

Portfolio Expenses                                        Amount per 1,000 Units
--------------------------------------------------------------------------------

Estimated Operating Expenses
(0.200% of net assets)                                          $1.98

Estimated Organization Costs                                    $1.96
--------------------------------------------------------------------------------

Volume Purchase Discounts

For larger purchases, the initial sales charge (but not the Creation and Development Fee) is reduced to put more of your investment dollars to work for you. The deferred sales charge will not change.

                                                       Your Initial Sales Charge
If You Invest:                                                 Will Be:#
--------------------------------------------------------------------------------
Less than $50,000                                                1.00%

$50,000 to $99,999                                               0.75

$100,000 to $249,999                                             0.25

$250,000 to $999,999                                             0.00
--------------------------------------------------------------------------------

If you invest $1,000,000 or more, you will not pay any initial sales charge and will receive additional units, effectively reducing your deferred sales charge to 0.75% of your investment.

# These percentages are based on a unit price of $1,000 per 1,000 units and will vary as the unit price changes.


Connect With The Future Today!

You can get started with $250. This Fund is eligible for purchase through Unlimited Advantage(sm) accounts, in which Unlimited Advantage fees apply in lieu of traditional sales charges. Call your financial professional to learn how the Internet Earnings Portfolio may help to meet your personal investment goals and how it may be appropriate for your IRA account. You may request a free prospectus containing more complete information, including sales charges, expenses and risks. You may also download a prospectus from our Web site address listed above. Please read it carefully before you invest or send money.

The information in this brochure is not complete and may be changed. We may not sell the securities of the next Portfolio until the registration statement filed with the Securities and Exchange Commission is effective. This brochure is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where their offer for sale is not permitted.


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     (C) 2001 Merrill Lynch, Pierce, Fenner & Smith Incorporated. Member of SIPC
   Defined Asset Funds is a registered service mark of Merrill Lynch & Co., Inc.